LINES OF CREDIT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	May 31, 2021	May 31, 2021	Jan. 19, 2021
Debt issuance costs	$ 10	$ 10
Amortization of deferred debt issuance costs	10	9
Revolving Credit Facility [Member]
Lines of credit capacity			$ 5,000
Line of credit	$ 1,500	$ 1,500
Line of credit facility, expiration date		Jan. 19, 2024
Unused fee percent		0.25%
Revolving Credit Facility [Member] | Minimum [Member]
Interest rate percentage	4.00%	4.00%
Revolving Credit Facility [Member] | Prime Rate [Member]
Interest rate spread		0.50%
Revolving Credit Facility [Member]
Lines of credit capacity			$ 1,500
Line of credit facility, expiration date		Jan. 19, 2024
Unused fee percent		0.25%
Revolving Credit Facility [Member] | Minimum [Member]
Interest rate percentage	4.00%	4.00%
Revolving Credit Facility [Member] | Prime Rate [Member]
Interest rate spread		0.50%